Segmental analysis - Schedule of geographical analysis of non-current assets (Details) - GBP (£) £ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of other provisions [line items]
Non-current assets other than financial instruments and pension assets	£ 96,824	£ 88,754	£ 84,335
Pensions and other post-retirement benefit assets	2,507	2,489	2,407
Financial and other investments	842	798	880
Derivative financial assets	623	369	324
Total non-current assets	100,796	92,410	87,946
UK
Disclosure of other provisions [line items]
Non-current assets other than financial instruments and pension assets	47,551	42,623	40,065
US
Disclosure of other provisions [line items]
Non-current assets other than financial instruments and pension assets	£ 49,273	£ 46,131	£ 44,270